Fees Summary	Dec. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,414,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	216,605.88
Total Offset Amount	0.00
Net Fee	$ 216,605.88